SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2019
Disclosure Of Segmented Information [Abstract]
SEGMENTED INFORMATION [Text Block]
11.	SEGMENTED INFORMATION

The Company has one business segment, the exploration of mineral properties. As of December 31, 2019, and 2018, all the Company’s significant non-current assets are located in the United States.